Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets
Summary of prepayments and other assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2021	2022
Prepayments and other current assets
Prepayments to vendors (Note a)	1,427,820	1,105,194
VAT recoverable	260,571	396,701
Prepayment for repurchase of ordinary shares	15,901	24
VAT refund for export sales (Note b)	14,041	107,549
Deferred charges	—	42,943
Deposits	1,494	23,183
Others (Note c)	9,200	13,485
	1,729,027	1,689,079
Other non-current assets
Long-term rental and other deposits	2,956	17,046
Prepayments for purchase of software	—	391
	2,956	17,437